RBC International Equity Fund Expense Example - RBC International Equity Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 675
Expense Example, with Redemption, 3 Years	1,097
Expense Example, with Redemption, 5 Years	1,543
Expense Example, with Redemption, 10 Years	2,778
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	785
Expense Example, with Redemption, 10 Years	1,811
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	$ 1,979